Note 9 - Income Taxes (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Federal income taxes at 21% and 34%, respectively	$ (1,915,000)	$ (1,508,000)
State income taxes, net	(446,000)	(392,000)
Permanent differences and other	345,000	83,000
Change in the estimated fair market value of derivatives	0	6,000
Other true ups, if any	(206,000)	(9,000)
Change in federal tax rate	3,560,000	0
Change in valuation allowance	(1,338,000)	1,820,000
Provision for income taxes	$ 0	$ 0